Cover Page Document	Jul. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2026
Entity Registrant Name	F5, Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	000-26041
Entity Tax Identification Number	91-1714307
Entity Central Index Key	0001048695
Entity Address, Address Line One	801 5th Avenue
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	272-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	FFIV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false